Property and Equipment	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Property, Plant, and Equipment:
Property, Plant and Equipment

NOTE 4 – Property and Equipment

As of June 30, 2014, Property and Equipment consisted of one personal computer at a book value of $1,560. As of June 30, 2015, Property and Equipment consisted of one truck purchased in May 2015 at a value of $14,687. The personal computer was disposed of during the year ended June 30, 2015.

NOTE 4 – Property and Equipment

As of June 30, 2014, Property and Equipment consisted of one personal computer at a book value of $1,560. As of June 30, 2015, Property and Equipment consisted of one truck purchased in May 2015 at a value of $14,687. The personal computer was disposed of during the year ended June 30, 2015.